Victory Short-Term Bond Fund Average Annual Total Returns	12 Months Ended	60 Months Ended	109 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025 [1]	Dec. 31, 2025
Bloomberg U.S. Aggregate Bond Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	7.30%	(0.36%)		2.01%
Bloomberg 1-3 Year Credit Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	5.82%	2.46%		2.64%
Lipper Short Investment Grade Debt Funds Index reflects no deduction for taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	6.03%	2.64%		2.71%
Fund Shares
Prospectus [Line Items]
Average Annual Return, Percent	5.78%	3.23%		3.22%
Fund Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	3.84%	1.77%		1.96%
Fund Shares | After Taxes on Distributions and Sale of Fund Shares[Member]
Prospectus [Line Items]
Average Annual Return, Percent	3.39%	1.84%		1.93%
Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent	5.99%	3.33%		3.32%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	3.19%	2.56%		2.77%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent	6.13%	3.46%	3.46%

[1]	Inception date of Class R6 is December 1, 2016.